Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2015	Oct. 31, 2013	Sep. 30, 2015	Sep. 30, 2014
Commitments And Contingencies [Line Items]
License Maintenance Costs			$ 45,000	$ 35,000
Wellesley
Commitments And Contingencies [Line Items]
Payments For Rent Monthly Payments		$ 5,031
Framingham
Commitments And Contingencies [Line Items]
Payments For Rent Monthly Payments	$ 2,000
Patents
Commitments And Contingencies [Line Items]
Finite-Lived Intangible Asset, Useful Life			20 years
MIT Licensing Agreement
Commitments And Contingencies [Line Items]
Contractual Obligation			$ 50,000	$ 45,000